Subsequent Events (Details) - Subsequent Event [Member]			1 Months Ended
	Mar. 25, 2021 USD ($) $ / shares shares	Mar. 08, 2021 USD ($)	Feb. 25, 2021 $ / shares shares	Feb. 25, 2021 $ / shares ₪ / shares shares	Jan. 22, 2021 USD ($)	Jan. 18, 2021
Subsequent Events (Details) [Line Items]
Description of options						the Company’s Board of Directors approved an extension of all the options already granted under the Company’s 2016 Equity Incentive Plan to seven years from the grant date instead of three years from vesting date.
Sale of stock | $					$ 60,000
Issuance of ordinary shares | shares	6,891,720
Issuance expenses net | $	$ 13,500
Issued options to purchase ordinary shares | shares			1,105,000	1,105,000
Exercise price per share | $ / shares			$ 1.41	$ 1.41
Minimum [Member]
Subsequent Events (Details) [Line Items]
Issued options to purchase ordinary shares exercise price | ₪ / shares				$ 1.33
Maximum [Member]
Subsequent Events (Details) [Line Items]
Issued options to purchase ordinary shares exercise price | $ / shares			$ 5.93
ADSs [Member]
Subsequent Events (Details) [Line Items]
Issuance of ADSs | shares	1,378,344
Weighted average price per ADS | $ / shares	$ 10.137
Chief Executive Officer [Member]
Subsequent Events (Details) [Line Items]
Special bonus | $		$ 100